                         THE KELMOORE STRATEGY(TM) FUNDS


                              [LIGHTBULB GRAPHIC]


                               SEMI-ANNUAL REPORT



                           Kelmoore Strategy(TM) Fund
                        Kelmoore Strategy(TM) Eagle Fund

                        --------------------------------

                                 AUGUST 31, 2000

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2000
KELMOORE STRATEGY(TM) FUND                                           (UNAUDITED)

                                                                         Value
  Shares                                                               (Note 1)
--------                                                              ----------
COMMON STOCKS - 88.8% ++

           CONSUMER GOODS - 11.3%
  273,000  The Gillette Co. .......................................   $8,190,000
  150,000  The Home Depot, Inc. ...................................    7,209,375
  100,000  Merck & Co., Inc. ......................................    6,987,500
 100,000   Walgreen Co. ...........................................    3,287,500
  100,000  Wal-Mart Stores, Inc. ..................................    4,743,750
                                                                     -----------
                                                                      30,418,125
                                                                     -----------

           FINANCIAL SERVICES - 16.4%
  100,000  American Express Co. ...................................    5,912,500
  133,333  Citigroup, Inc. ........................................    7,783,333
  100,000  Fannie Mae .............................................    5,375,000
   75,000  Goldman Sachs Group ....................................    9,604,688
   50,000  Merrill Lynch & Co., Inc. ..............................    7,250,000
   75,000  Morgan Stanley Dean Witter & Co. .......................    8,067,187
                                                                     -----------
                                                                      43,992,708
                                                                     -----------
           MANUFACTURING - 14.9%
  150,000  Eastman Kodak Co. ......................................    9,337,500
  100,000  General Electric Co. ...................................    5,868,750
  150,000  General Motors Corp. ...................................   10,828,125
  100,000  International Paper Co. ................................    3,187,500
  100,000  Minnesota Mining
           & Manufacturing Co. ....................................    9,300,000
  100,000  Xerox Corp. ............................................    1,606,250
                                                                     -----------
                                                                      40,128,125
                                                                     -----------

                                                                         Value
 Shares                                                                (Note 1)
--------                                                              ----------
           RESOURCES - 14.2%
 100,000   Alcoa, Inc. ............................................   $3,325,000
 100,000   Chevron Corp. ..........................................    8,450,000
  99,800   du Pont (E.I.) de Nemours & Co. ........................    4,478,525
 100,000   Exxon Mobil Corp. ......................................    8,162,500
 100,000   Halliburton Co. ........................................    5,300,000
 100,000   Schlumberger Ltd. ......................................    8,531,250
                                                                     -----------
                                                                      38,247,275
                                                                     -----------
           TECHNOLOGY - 32.0%
  10,000   Agilent Technologies+ ..................................      603,125
 125,000   America Online, Inc.+ ..................................    7,328,125
 100,000   Boeing Co. .............................................    5,362,500
 150,000   Cisco Systems, Inc.+ ...................................   10,293,750
  50,000   Hewlett-Packard Co. ....................................    6,037,500
  50,000   Intel Corp. ............................................    3,743,750
 150,000   International Business
           Machines Corp. .........................................   19,800,000
 205,000   Microsoft Corp.+ .......................................   14,311,563
 200,000   Motorola, Inc. .........................................    7,212,500
  50,000   Oracle Corp.+ ..........................................    4,546,875
 100,000   Texas Instruments ......................................    6,693,750
                                                                     -----------
                                                                      85,933,438
                                                                     -----------
           TOTAL COMMON STOCKS
           (Cost $248,955,985*) ...................................  238,719,671
                                                                     -----------

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2000
KELMOORE STRATEGY(TM) FUND - (CONTINUED)                             (UNAUDITED)

Number of
Contract Shares                                   Expiration  Strike      Value
Subject to Call                                      Date     Price      (Note 1)
---------------                                   ----------  ------  -------------
CALL OPTIONS WRITTEN - (1.3)%

100,000  Alcoa, Inc. ...........................   9/16/00    $ 35.0     $ (62,500)
125,000  America Online, Inc. ..................   9/16/00      60.0      (125,000)
100,000  American
         Express Co. ...........................   9/16/00      60.0      (131,250)
100,000  Boeing Co. ............................   9/16/00      50.0      (462,500)
100,000  Chevron Corp. .........................   9/16/00      90.0       (37,500)
150,000  Cisco Systems, Inc. ...................   9/16/00      70.0      (206,250)
133,333  Citigroup, Inc. .......................   9/16/00      60.0      (108,333)
150,000  du Pont (E.I) de
         Nemours & Co. .........................   9/16/00      45.0       (75,000)
 99,800  Eastman
         Kodak Co. .............................   9/16/00      65.0       (99,800)
100,000  Exxon Mobil Corp. .....................   9/16/00      85.0       (50,000)
100,000  Fannie Mae ............................   9/16/00      60.0       (12,500)
100,000  General Electric Co. ..................   9/16/00      60.0       (75,000)
150,000  General
         Motors Corp. ..........................   9/16/00      75.0      (187,500)
 75,000  Goldman
         Sachs Group. ..........................   9/16/00     125.0      (421,875)
100,000  Halliburton Co. .......................   9/16/00      55.0      (112,500)
 50,000  Hewlett-Packard Co. ...................   9/16/00     120.0      (231,250)
150,000  The Home
         Depot, Inc. ...........................   9/16/00      50.0      (121,875)
 50,000  Intel Corp. ...........................   9/16/00      75.0      (100,000)
100,000  Merck & Co., Inc. .....................   9/16/00      75.0       (37,500)
 50,000  Merrill Lynch
         & Co., Inc. ...........................   9/16/00     150.0      (106,250)
100,000  Minnesota Mining &
         Manufacturing Co. .....................   9/16/00     100.0       (28,125)
 75,000  Morgan Stanley
         Dean Witter & Co. .....................   9/16/00     105.0      (318,750)
 50,000  Oracle Corp. ..........................   9/16/00      90.0      (187,500)
100,000  Schlumberger Ltd. .....................   9/16/00      90.0      (100,000)
100,000  Texas Instruments .....................   9/16/00      75.0       (43,750)
100,000  Walgreen Co. ..........................   9/16/00      35.0       (31,250)
100,000  Wal-Mart
         Stores, Inc. ..........................   9/16/00      50.0       (62,500)
                                                                      ------------
           TOTAL CALL OPTIONS WRITTEN
           (Premiums received $4,986,373) ..........................    (3,536,258)
                                                                      ------------

Number of
Contract Shares                                   Expiration  Strike      Value
Subject to Call                                      Date     Price      (Note 1)
---------------                                   ----------  ------  -------------
PUT OPTIONS WRITTEN - (0.5)%

250,000  The Allstate Corp. ....................   9/16/00    $ 30.0     $(312,500)
50,000   The Home
         Depot, Inc. ...........................   9/16/00      50.0      (118,750)
100,000  Johnson &
         Johnson ...............................   9/16/00      95.0      (312,500)
100,000  The Procter &
         Gamble Co. ............................   9/16/00      65.0      (343,750)
100,000  Wal-Mart
         Stores, Inc. ..........................   9/16/00      50.0      (300,000)
                                                                      ------------
         TOTAL PUT OPTIONS WRITTEN
         (Premiums received $1,016,185) ............................    (1,387,500)
                                                                      ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 13.0% ...........................................    35,155,846
                                                                      ------------
NET ASSETS - 100.0% ................................................  $268,951,759
                                                                      ============

----------
+  Non-income producing security.

++ Common stocks are pledged as collateral for written options.

* Aggregate cost for Federal tax purposes is $248,955,985 and net unrealized depreciation consists of:

   Gross unrealized appreciation ...................................  $  6,608,998
   Gross unrealized depreciation ...................................   (16,845,312)
                                                                      ------------
     Net unrealized depreciation ...................................  $(10,236,314)
                                                                      ============

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2000
KELMOORE STRATEGY(TM) EAGLE FUND                                     (UNAUDITED)

                                                                        Value
 Shares                                                                (Note 1)
---------                                                            ----------
COMMON STOCKS - 101.7%++

           ELECTRONICS - 21.9%
    2,000  Aether Systems, Inc.+ ..................................  $  277,000
    5,000  Altera Corp.+ ..........................................     324,063
    7,000  Analog Devices, Inc.+ ..................................     703,500
    7,000  Applied Materials, Inc.+ ...............................     604,187
    2,000  Broadcom Corp. Class A+ ................................     500,000
    5,000  Nokia Corp. ADR ........................................     224,688
    7,000  Qualcomm Inc.+ .........................................     419,125
                                                                     ----------
                                                                      3,052,563
                                                                     ----------
           INTERNET - 25.1%
    3,000  Ariba, Inc.+ ...........................................     472,125
    6,000  CMGI, Inc.+ ............................................     268,500
   10,000  Commerce One, Inc.+ ....................................     625,312
    6,000  Ebay, Inc.+ ............................................     372,000
    5,000  Exodus Communications+ .................................     342,188
    6,000  Inktomi Corp. + ........................................     782,250
    1,100  Priceline.com, Inc.+ ...................................      29,906
    5,000  Yahoo!, Inc.+ ..........................................     607,500
                                                                     ----------
                                                                      3,499,781
                                                                     ----------
           TECHNOLOGY - 54.7%
    7,500  America Online, Inc.+ ..................................     439,688
    2,000  Broadvision, Inc.+ .....................................      69,000
    6,000  Cisco Systems, Inc.+ ...................................     411,750
    3,000  Dell Computer Corp.+ ...................................     130,875
    5,000  EMC Corp.+ .............................................     490,000
    3,000  Hewlett-Packard Co. ....................................     362,250
   10,000  Infospace, Inc.+ .......................................     390,000
    8,000  Intel Corp. ............................................     599,000
    7,000  JDS Uniphase Corp.+ ....................................     871,391
    3,000  Juniper Networks, Inc.+ ................................     641,250
    4,000  Microsoft Corp.+ .......................................     279,250
    7,000  Motorola, Inc. .........................................     252,437

                                                                        Value
 Shares                                                                (Note 1)
---------                                                            ----------
           TECHNOLOGY (CONTINUED)
    5,000  Oracle Corp.+ ..........................................  $   454,688
    4,000  Siebel Systems, Inc.+ ..................................      791,250
    3,000  Sun Microsystems, Inc.+ ................................      380,812
    4,000  Texas Instruments ......................................      267,750
    5,000  Veritas Software Co.+ ..................................      602,812
    5,000  Vignette Corp.+ ........................................      190,625
                                                                     -----------
                                                                       7,624,828
                                                                     -----------
             TOTAL COMMON STOCKS
             (Cost $13,507,279*) ..................................   14,177,172
                                                                     -----------

Number of
Contract Shares                              Expiration     Strike       Value
Subject to Call                                 Date        Price       (Note 1)
---------------                              ----------     ------      --------
CALL OPTIONS WRITTEN - (5.2)%
 2,000   Aether Systems, Inc. .............    9/16/00      $150.0      (10,000)
 5,000   Altera Corp. .....................    9/16/00        67.5       (6,250)
 7,500   America Online, Inc. .............    9/16/00        60.0       (7,500)
 7,000   Analog Devices, Inc. .............    9/16/00       100.0      (36,750)
 7,000   Applied
         Materials, Inc. ..................    9/16/00        90.0      (14,000)
 3,000   Ariba, Inc. ......................    9/16/00       140.0      (57,000)
 2,000   Broadcom Corp.
         Class A ..........................    9/16/00       270.0       (9,000)
 2,000   Broadvision, Inc. ................    9/16/00        35.0       (4,750)
 6,000   CMGI, Inc. .......................    9/16/00        45.0      (16,500)
 6,000   Cisco Systems, Inc. ..............    9/16/00        70.0       (8,250)
 5,000   Commerce
         One, Inc. ........................    9/16/00        55.0      (46,250)
 5,000   Commerce
         One, Inc. ........................    9/16/00        65.0      (16,875)
 3,000   Dell Computer Corp. ..............    9/16/00        40.0      (11,250)
 5,000   EMC Corp. ........................    9/16/00       100.0       (9,375)
 6,000   Ebay, Inc. .......................    9/16/00        60.0      (27,750)
 5,000   Exodus
         Communications ...................    9/16/00        65.0      (25,000)
 3,000   Hewlett-Packard Co. ..............    9/16/00       120.0      (13,875)
 5,000   Infospace, Inc. ..................    9/16/00        30.0      (42,500)

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2000
KELMOORE STRATEGY(TM) EAGLE FUND - (CONTINUED)                       (UNAUDITED)

Number of
Contract Shares                              Expiration     Strike      Value
Subject to Call                                 Date        Price      (Note 1)
---------------                              ----------     ------   -----------
CALL OPTIONS WRITTEN - (Continued)
 5,000   Infospace, Inc. ..................   9/16/00        35.0    $   (26,250)
 6,000   Inktomi Corp. ....................   9/16/00       130.0        (40,500)
 8,000   Intel Corp. ......................   9/16/00        75.0        (16,000)
 5,000   JDS Uniphase Corp. ...............   9/16/00       135.0         (6,875)
 3,000   Juniper
         Networks, Inc. ...................   9/16/00       175.0       (118,500)
 4,000   Microsoft Corp. ..................   9/16/00        75.0         (1,750)
 7,000   Motorola, Inc. ...................   9/16/00        37.5         (4,812)
 5,000   Nokia Corp. ADR ..................   9/16/00        45.0         (7,812)
 5,000   Oracle Corp. .....................   9/16/00        90.0        (18,750)
 7,000   Qualcomm Inc. ....................   9/16/00        65.0         (7,875)
 4,000   Siebel Systems, Inc. .............   9/16/00       180.0        (72,000)
 3,000   Sun
         Microsystems, Inc. ...............   9/16/00       130.0         (7,500)
 4,000   Texas
         Instruments ......................   9/16/00        75.0         (1,750)
 5,000   Veritas Software Co. .............   9/16/00       125.0        (18,125)
 5,000   Vignette Corp. ...................   9/16/00        45.0         (2,500)
 5,000   Yahoo!, Inc. .....................   9/16/00       135.0         (6,564)
                                                                     -----------
         TOTAL CALL OPTIONS WRITTEN
         (Premiums received $467,988) .............................     (720,438)
                                                                     -----------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 3.5% ...........................................      476,983
                                                                     -----------
NET ASSETS - 100.0% ...............................................  $13,933,717
                                                                     ===========

----------
+   Non-income producing security.

++  Common stocks are pledged as collateral for written options.

ADR - American Depository Receipt

* Aggregate cost for Federal tax purposes is $13,507,279 and net unrealized appreciation consists of:


   Gross unrealized appreciation ..................................  $   999,493
   Gross unrealized depreciation ..................................     (329,600)
                                                                     -----------
     Net unrealized appreciation ..................................  $   669,893
                                                                     ===========

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2000
STATEMENTS OF ASSETS AND LIABILITIES                                 (UNAUDITED)

                                                                                         Kelmoore        Kelmoore Strategy(TM)
                                                                                     Strategy(TM) Fund        Eagle Fund
                                                                                     -----------------   ---------------------
ASSETS:
Investments at market value (Cost $248,955,985 and $13,507,279, respectively)
  (Note 1) ........................................................................    $ 238,719,671         $ 14,177,172
Cash (Note 1) .....................................................................       30,520,238              518,601
Deposits with brokers for open option contracts (Note 1) ..........................        6,002,558              467,988
Receivables:
   Investment securities sold .....................................................          112,806               25,605
   Capital stock sold .............................................................        4,459,489              611,965
   Dividends and interest .........................................................          705,142                4,385
   Due From Adviser ...............................................................               --               14,914
Other assets ......................................................................           11,691                4,226
                                                                                       -------------         ------------
   Total Assets ...................................................................      280,531,595           15,824,856
                                                                                       -------------         ------------
LIABILITIES:
Payables:
   Investment securities purchased ................................................               --              733,625
   Capital stock redeemed .........................................................          375,156                  200
   Accrued distribution fees Class C ..............................................          158,281                3,703
   Accrued distribution fees Class A ..............................................           14,792                1,201
   Accrued expenses ...............................................................          276,159               24,454
   Distribution payable Class C ...................................................        4,219,276              206,159
   Distribution payable Class A ...................................................        1,612,414              201,359
Option contracts written (Proceeds $6,002,558 and $467,988, respectively)
   (Note 1) .......................................................................        4,923,758              720,438
                                                                                       -------------         ------------
   Total Liabilities ..............................................................       11,579,836            1,891,139
                                                                                       -------------         ------------
   NET ASSETS .....................................................................    $ 268,951,759         $ 13,933,717
                                                                                       =============         ============
CLASS C SHARES:
Applicable to 21,812,966 and 700,983 shares, respectively; unlimited number
   of shares of beneficial interest authorized with $0.001 par value ..............    $ 193,947,550         $  7,046,156
                                                                                       =============         ============
Net asset value, offering and redemption price per Class C share ..................    $        8.89         $      10.05
                                                                                       =============         ============
CLASS A SHARES:
Applicable to 8,361,676 and 684,661 shares, respectively; unlimited number
   of shares of beneficial interest authorized with $0.001 par value ..............    $  75,004,209         $  6,887,561
                                                                                       =============         ============
Net asset value and redemption price per Class A share ............................    $        8.97         $      10.06
                                                                                       =============         ============
Offering price per Class A share (Net asset value / 0.945) ........................    $        9.49         $      10.65
                                                                                       =============         ============

NET ASSETS CONSIST OF:
Paid-in capital ...................................................................    $ 278,092,349         $ 13,522,883
Undistributed net investment loss .................................................         (529,593)             (23,495)
Accumulated undistributed net realized gain on securities and written options .....          546,517               16,886

Net unrealized appreciation (depreciation) on securities and written options ......       (9,157,514)             417,443
                                                                                       -------------         ------------

   NET ASSETS .....................................................................    $ 268,951,759         $ 13,933,717
                                                                                       =============         ============

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                    FOR THE PERIOD ENDED
STATEMENTS OF OPERATIONS                                         AUGUST 31, 2000

                                                                  Kelmoore        Kelmoore Strategy(TM)
                                                              Strategy(TM) Fund        Eagle Fund*
                                                                (Unaudited)            (Unaudited)
                                                              -----------------   ---------------------
INVESTMENT INCOME:
Dividends ..............................................        $  1,115,440           $       192
Interest (Note 1) ......................................             617,600                 7,135
                                                                ------------           -----------
   Total Income ........................................           1,733,040                 7,327
                                                                ------------           -----------
EXPENSES:
Investment advisory fees (Note 3) ......................             971,604                12,225
Recovery of reimbursed expenses (Note 3) ...............              98,495                    --
Distribution expense Class C (Note 3) ..................             767,340                 4,421
Distribution expense Class A (Note 3) ..................              51,066                 1,951
Accounting fees ........................................              28,755                 4,131
Administration fees ....................................              85,795                 4,131
Audit fees .............................................              27,705                 9,037
Custodian fees .........................................              33,399                10,844
Directors' fees ........................................              12,508                    38
Insurance fees .........................................               5,527                    --
Legal fees .............................................              21,303                 4,131
Miscellaneous fees .....................................               2,257                 1,291
Printing fees ..........................................              19,163                 3,873
Registration fees ......................................              42,087                 7,746
Transfer agent fees ....................................              95,629                19,623
                                                                ------------           -----------
   Total Expenses ......................................           2,262,633                83,442
   Expenses waived by Adviser (Note 3) .................                  --               (52,620)
                                                                ------------           -----------
   Net Expenses ........................................           2,262,633                30,822
                                                                ------------           -----------
Net Investment Loss ....................................            (529,593)              (23,495)
                                                                ------------           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from:
   Security transactions ...............................           9,361,868               382,758
   Written options .....................................          11,174,527               344,222
Net change in unrealized appreciation (depreciation) on:
   Security transactions ...............................              72,888               669,893
   Written options .....................................           2,461,621              (252,450)
                                                                ------------           -----------
   Net realized and unrealized gain on investments .....          23,070,904             1,144,423
                                                                ------------           -----------
Net increase in nets assets resulting from operations ..        $ 22,541,311           $ 1,120,928
                                                                ============           ===========

* Commenced operations on June 29, 2000.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               Kelmoore Strategy(TM)
                                                                               Kelmoore Strategy(TM) Fund             Eagle Fund
                                                                         ------------------------------------  ---------------------
                                                                           For the Six
                                                                           Months Ended                        For the Period Ended
                                                                         August 31, 2000       Year Ended          August 31, 2000
                                                                           (Unaudited)      February 29, 2000        (Unaudited)*
                                                                         ---------------    -----------------  ---------------------
OPERATIONS:
Net investment loss ..............................................        $    (529,593)      $    (305,441)       $    (23,495)
Net realized gain on securities and written options ..............           20,536,395          13,876,322             726,980
Net change in unrealized appreciation (depreciation) on securities
   and written options ...........................................            2,534,509         (11,692,023)            417,443
                                                                          -------------       -------------        ------------
Net increase in net assets resulting from operations .............           22,541,311           1,878,858           1,120,928
                                                                          -------------       -------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized short-term capital gains:
   Class C .......................................................          (15,603,628)        (12,729,782)           (306,525)
   Class A .......................................................           (4,571,127)           (809,109)           (403,569)
                                                                          -------------       -------------        ------------
Total Distributions to Shareholders ..............................          (20,174,755)        (13,538,891)           (710,094)
                                                                          -------------       -------------        ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Class C .......................................................           86,281,285         123,435,999           6,733,472
   Class A .......................................................           59,502,802          16,529,130           6,526,213
Reinvestment of distributions:
   Class C .......................................................            9,257,797          11,283,775              83,788
   Class A .......................................................            2,238,514             604,558             200,521
Cost of shares redeemed:
   Class C .......................................................          (19,281,993)         (8,220,450)            (10,224)
   Class A .......................................................           (2,954,352)           (531,829)            (10,887)
                                                                          -------------       -------------        ------------
Increase in net assets derived from capital share transactions (a)          135,044,053         143,101,183          13,522,883
                                                                          -------------       -------------        ------------

TOTAL INCREASE IN NET ASSETS .....................................          137,410,609         131,441,150          13,933,717
                                                                          -------------       -------------        ------------

NET ASSETS:
Beginning of period ..............................................          131,541,150             100,000                  --
                                                                          -------------       -------------        ------------

End of period ....................................................        $ 268,951,759       $ 131,541,150        $ 13,933,717
                                                                          =============       =============        ============


(a) Transactions in capital stock were:
   Shares sold:
     Class C .....................................................            9,746,891          12,844,559             692,724
     Class A .....................................................            6,685,952           1,743,184             663,660
   Shares issued through reinvestment of distributions:
     Class C .....................................................            1,061,779           1,205,716               9,269
     Class A .....................................................              250,099              65,711              22,182
   Shares redeemed:
     Class C .....................................................           (2,180,521)           (865,458)             (1,010)
     Class A .....................................................             (325,869)            (57,401)             (1,181)
                                                                          -------------       -------------        ------------
Increase in shares outstanding ...................................           15,238,331          14,936,311           1,385,644
                                                                          =============       =============        ============

* Commenced operations on June 29, 2000.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.


                                                                       Kelmoore Strategy(TM) Fund
                                                      -------------------------------------------------------------
                                                            For the Six Months
                                                          Ended August 31, 2000               Period Ended
                                                              (Unaudited)                   February 29, 2000
                                                      -----------------------------   -----------------------------
                                                        CLASS C          CLASS A        CLASS C*        CLASS A**
                                                      ------------    -------------   ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............   $   8.80        $  8.84         $  10.00        $  9.43
                                                      --------        -------         --------        -------
Income from investment operations:
   Net investment loss ............................      (0.05)         (0.02)         (0.05)#          0.00#
   Net realized and unrealized gain on investments        1.00           1.01             0.59           0.44
                                                      --------        -------         --------        -------
   Total from investment operations ...............       0.95           0.99             0.54           0.44
                                                      --------        -------         --------        -------
Less distributions from:
   Net realized gains .............................      (0.86)         (0.86)           (1.74)         (1.03)
                                                      --------        -------         --------        -------
NET ASSET VALUE, END OF PERIOD ....................   $   8.89        $  8.97         $   8.80        $  8.84
                                                      ========        =======         ========        =======
TOTAL RETURN ......................................      11.37%(2)      11.79%(2,+)       5.54%(2)       4.55%(2,+)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ...............   $193,948        $75,004         $116,051        $15,490
Ratio of expenses to average net assets:
   Before expense reimbursement ...................       2.48%(1)       1.73%(1)         3.20%(1)       2.45%(1)
   After expense reimbursement ....................       2.48%(1)       1.73%(1)         3.00%(1)       2.25%(1)
Ratio of net investment loss to average net assets:
   Before expense reimbursement ...................      (1.33%)(1)     (0.58%)(1)       (1.82%)(1)     (1.07%)(1)
   After expense reimbursement ....................      (1.33%)(1)     (0.58%)(1)       (1.62%)(1)     (0.87%)(1)
Portfolio turnover rate ...........................     124.93%(2)     124.93%(2)       218.66%(2)     218.66%(2)

                                                            Kelmoore Strategy(TM)
                                                                 Eagle Fund
                                                         ---------------------------
                                                            For the Period Ended
                                                                August 31, 2000
                                                                 (Unaudited)*
                                                         ---------------------------
                                                         CLASS C***      CLASS A***
                                                         -----------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............      $10.00        $10.00
                                                         ------        ------
Income from investment operations:
   Net investment loss ............................       (0.02)        (0.02)
   Net realized and unrealized gain on investments         0.80          0.81
                                                         ------        ------
   Total from investment operations ...............        0.78          0.79
                                                         ------        ------
Less distributions from:
   Net realized gains .............................       (0.73)        (0.73)
                                                         ------        ------
NET ASSET VALUE, END OF PERIOD ....................      $10.05        $10.06
                                                         ======        ======
TOTAL RETURN ......................................        8.44%(2)      8.55%(2,+)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ...............      $7,046        $6,888
Ratio of expenses to average net assets:
   Before expense reimbursement ...................        7.28%(1)      6.53%(1)
   After expense reimbursement ....................        3.00%(1)      2.25%(1)
Ratio of net investment loss to average net assets:
   Before expense reimbursement ...................       (7.20%)(1)    (6.45%)(1)
   After expense reimbursement ....................       (2.92%)(1)    (2.17%)(1)
Portfolio turnover rate ...........................       64.95%(2)     64.95%(2)

*   Commenced operations on May 3, 1999.
**  Commenced operations on October 25, 1999.
*** Commenced operations on June 29, 2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS                                    AUGUST 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end, diversified management investment company was organized as a Delaware business trust on November 30, 1998. The Trust operates as a series company and, at August 31, 2000, consisted of 2 diversified investment portfolios (each a "Fund" and collectively the "Funds"). The Trust has a fiscal year ending the last day of February each year and currently consists of two investment funds, the Kelmoore Strategy(TM) Fund ("Strategy") and Kelmoore Strategy(TM) Eagle Fund ("Eagle"). The Strategy Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of large companies which have strong financial fundamentals and to continually sell or write related covered call options against substantially all the shares of stock it owns. The Funds authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. The Fund's securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option expires, or if the Fund enters a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for Federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2000

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options' market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Transactions in options contracts written for the period ended August 31, 2000 were as follows:

                                                   STRATEGY FUND                 EAGLE FUND
                                             CONTRACTS       PREMIUM       CONTRACTS     PREMIUM
                                            -----------    ------------    --------    -----------
Outstanding at February 29, 2000.........    (1,925,200)   $ (3,663,310)         --    $        --
Options written during period ...........   (16,481,433)    (32,466,877)   (346,200)    (1,028,302)
Options exercised during period .........     3,960,300       8,526,686      59,700        214,382
Options expired during period ...........     7,864,000      14,612,522     119,800        343,144
Options closed during period ............     3,274,200       6,988,421       1,200          2,788
                                            -----------    ------------    --------    -----------
Outstanding at August 31, 2000 ..........    (3,308,133)   $ (6,002,558)   (165,500)   $  (467,988)
                                            ===========    ============    ========    ===========

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily. Uninvested cash and premiums from options written are swept daily into an interest bearing account at the Bank of New York.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES. It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

F. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2000

G. NET ASSET VALUE AND CALCULATION OF EXPENSES. Net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the respective class shares.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the period ended August 31, 2000, were as follows:

                                         PURCHASES                SALES
                                        ------------           ------------
Kelmoore Strategy(TM) Fund              $326,750,998           $221,356,170
Kelmoore Strategy(TM) Eagle Fund          17,960,612              4,621,919

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. The Adviser receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Strategy and Eagle Funds, respectively. The Adviser has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Funds. The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C and for the Eagle Fund will not exceed 2.25% for Class A and 3.00% for Class C. The Adviser reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Adviser is subject to recoupments from the Fund within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation. For the period ended August 31, 2000, advisory fees of $971,604 and $12,225 were paid by the Strategy and Eagle Funds, respectively, to the Adviser and the Adviser reimbursed the Eagle Fund $52,620 which the Adviser may recoup through February 28, 2003. For the period ended August 31, 2000, the adviser recouped $98,495 of reimbursed expenses on the Strategy Fund. As part of the Strategy Fund's organization, the Fund has issued to the Adviser 10,000 shares of beneficial interest at $10.00 per share in a private placement.

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The Plan for Class A shares permits the Funds to reimburse the Adviser, as the Funds' distributor, an annual fee not to exceed 0.25% of the average daily net assets of the Class. The Plan for Class C shares permits the Funds to reimburse the Adviser an annual fee not to exceed 0.75% of the average daily net assets of the Class. In addition, the Plan for Class C shares permits the Funds to reimburse the Adviser for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class. For the period ended August 31, 2000, the Strategy Fund reimbursed the Distributor $818,406, ($51,066 for Class A and $767,340 for Class C) and the Eagle Fund reimbursed the Distributor $6,372 ($1,951 for Class A and $4,421 for Class C), respectively for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody administration services.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2000

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Adviser in accordance with procedures adopted by the Trustees.

The Funds will not deal with the Adviser (or any affiliate) in any transaction in which the Adviser (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of August 31, 2000, the Funds have paid $1,593,969, and $26,189 for the Strategy and Eagle Fund, respectively, in brokerage commissions to the Adviser and affiliated parties.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and trustees of the Funds are affiliated persons of the Adviser and the Distributor. No officer, Trustee or employee of the Adviser, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Adviser, PFPC Inc., or any affiliate thereof an annual retainer of $6,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

FOR MORE INFORMATION


ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING AGENT

PFPC Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(877) 328-9456


CUSTODIAN

The Bank of New York
48 Wall Street
New York, NY 10286


COUNSEL

Sutherland, Asbill & Brennan LLP
1275 Pennsylvania Avenue NW
Washington, DC 20004-2415


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

--------------------------------------------------------------------------------
KELMOORE STRATEGIC TRUST
2471 E. Bayshore Road, Suite 501
Palo Alto, CA 94303
(877) 328-9456


The Trust's SEC file no. is 811-9165




                        FOR ADDITIONAL INFORMATION ABOUT
                        THE KELMOORE STRATEGY(TM) FUNDS
                               CALL 877-328-9456

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.